NATURE OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Oct. 29, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
NCI Building Systems, Inc. (together with its subsidiaries, unless otherwise indicated, the “Company,” “we,” “us” or “our”) is one of North America’s largest integrated manufacturers and marketers of metal products for the nonresidential construction industry. We provide metal coil coating services and design, engineer, manufacture and market metal components and engineered building systems primarily used in nonresidential construction. We manufacture and distribute extensive lines of metal products for the nonresidential construction market under multiple brand names through a broad network of manufacturing facilities and distribution centers. We sell our products primarily for use in new construction activities and also in repair and retrofit activities, mostly in North America.
We have four operating segments: Engineered Building Systems, Metal Components, Insulated Metal Panels and Metal Coil Coating. Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker to make decisions about how to allocate resources to the segment and assess the performance of the segment. We market the products in each of our operating segments nationwide primarily through a direct sales force and, in the case of our Engineered Building Systems segment, through authorized builder networks.
Basis of Presentation
Our consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All intercompany accounts, transactions and profits arising from consolidated entities have been eliminated in consolidation.
Fiscal Year
We use a 52/53 week fiscal year ending on the Sunday closest to October 31. The year end for fiscal 2017 is October 29, 2017. Fiscal years 2017, 2016, and 2015 were 52-week fiscal years.